T. ROWE PRICE SMALL-MID CAP ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
COMMUNICATION SERVICES 1.2%
Entertainment 0.4%
TKO Group Holdings	27,894	5,625
		5,625
Interactive Media & Services 0.3%
EverQuote, Class A (1)	97,094	1,497
Reddit, Class A (1)	29,811	4,014
		5,511
Media 0.5%
New York Times, Class A	50,868	4,259
Nexstar Media Group	20,763	3,755
		8,014
Total Communication Services		19,150
CONSUMER DISCRETIONARY 9.3%
Automobile Components 0.6%
Autoliv	34,539	3,632
Phinia	40,850	2,796
Visteon	38,207	3,481
		9,909
Broadline Retail 0.2%
Ollie's Bargain Outlet Holdings (1)	26,754	2,462
		2,462
Diversified Consumer Services 0.9%
Frontdoor (1)	80,330	4,246
Laureate Education (1)	91,092	3,173
Service International	87,779	7,243
		14,662
Hotels, Restaurants & Leisure 2.9%
Aramark	122,501	4,966
Boyd Gaming	29	2
Cava Group (1)(2)	43,430	3,514
Churchill Downs	68,327	6,138
Dutch Bros, Class A (1)	125,515	6,359
Navan, Class A (1)	89,688	1,187
Planet Fitness, Class A (1)	75,412	5,609
Texas Roadhouse	23,735	3,920
Travel Leisure	98,686	6,828
Viking Holdings (1)	28,582	2,100

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Wingstop	25,566	3,962
		44,585
Household Durables 1.1%
NVR (1)	644	4,244
SharkNinja (1)	52,447	5,554
Toll Brothers	50,437	6,883
		16,681
Specialty Retail 2.2%
Advance Auto Parts	130,043	6,860
Burlington Stores (1)	27,036	8,797
Floor & Decor Holdings, Class A (1)(2)	77,953	3,960
Tractor Supply	80,857	3,663
Ulta Beauty (1)	14,444	7,550
Urban Outfitters (1)	47,295	2,996
		33,826
Textiles, Apparel & Luxury Goods 1.4%
Crocs (1)	47,208	3,919
Ralph Lauren	34,474	11,859
Tapestry	42,596	6,011
		21,789
Total Consumer Discretionary		143,914
CONSUMER STAPLES 1.9%
Beverages 0.2%
Celsius Holdings (1)	90,062	3,195
		3,195
Consumer Staples Distribution & Retail 1.4%
BJ's Wholesale Club Holdings (1)	30,653	3,017
Casey's General Stores	4,841	3,524
Performance Food Group (1)	73,551	6,300
U.S. Foods Holding (1)	91,967	8,480
		21,321
Food Products 0.3%
Lamb Weston Holdings	136,170	5,755
		5,755
Total Consumer Staples		30,271
ENERGY 6.6%
Energy Equipment & Services 2.8%
Expro Group Holdings (1)	354,169	6,166
NOV	203,428	3,827
TechnipFMC	270,904	18,728
Tidewater (1)	57,133	4,773

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Weatherford International	113,017	10,689
		44,183
Oil, Gas & Consumable Fuels 3.8%
California Resources	44,403	3,074
Golar LNG	44,316	2,398
Ovintiv	167,038	9,915
Permian Resources	765,596	16,322
Range Resources	153,865	6,952
Uranium Energy (1)	658,327	8,887
Viper Energy, Class A	230,814	10,846
		58,394
Total Energy		102,577
FINANCIALS 15.8%
Banks 6.2%
Columbia Banking System	267,354	7,333
East West Bancorp	122,704	13,100
Fifth Third Bancorp	132,963	6,177
First BanCorp / Puerto Rico	347,625	7,425
Fulton Financial	181,721	3,696
Hancock Whitney	61,128	3,887
Hanmi Financial	88,298	2,328
Huntington Bancshares	397,480	6,221
KeyCorp	470,066	9,425
OFG Bancorp	87,958	3,559
Popular	129,147	17,328
UMB Financial	32,028	3,612
Western Alliance Bancorp	176,458	12,502
		96,593
Capital Markets 2.9%
Galaxy Digital, Class A (1)(2)	47,177	870
Invesco	219,035	5,320
Lazard	138,475	5,882
Main Street Capital	87,108	4,613
Marex Group	124,645	5,557
StepStone Group, Class A	84,398	4,028
StoneX Group (1)	155,024	12,503
TPG	88,299	3,577
Trinity Capital (2)	179,878	2,646
		44,996
Consumer Finance 0.9%
FirstCash Holdings	30,977	5,824
OneMain Holdings	69,539	3,720
SLM	220,660	4,724
		14,268

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Financial Services 2.2%
Corebridge Financial	131,549	3,139
Corpay (1)	43,821	12,751
Equitable Holdings	176,346	6,544
Global Payments	31,482	2,119
Voya Financial	141,185	9,646
		34,199
Insurance 3.3%
Assurant	17,684	3,852
Axis Capital Holdings	136,088	13,801
Everest Re Group	11,966	3,911
Hanover Insurance Group	57,058	9,891
Lincoln National	78,412	2,783
RenaissanceRe Holdings	33,391	9,925
Skyward Specialty Insurance Group (1)	168,014	7,339
		51,502
Mortgage Real Estate Investment Trusts 0.3%
Rithm Capital, REIT	389,559	3,693
		3,693
Total Financials		245,251
HEALTH CARE 13.2%
Biotechnology 6.6%
Alkermes (1)	67,415	2,384
Apogee Therapeutics (1)(2)	17,175	1,446
Ascendis Pharma, ADR (1)	11,781	2,695
Beam Therapeutics (1)	45,814	1,092
Bicara Therapeutics (1)(2)	42,237	840
Caris Life Sciences (1)(2)	54,497	974
Celldex Therapeutics (1)	67,545	2,142
Centessa Pharmaceuticals, ADR (1)(2)	94	4
CG Oncology (1)	49,965	3,382
Cogent Biosciences (1)	34,898	1,343
Denali Therapeutics (1)	128,934	2,475
Dianthus Therapeutics (1)	7,869	660
Disc Medicine (1)	37,220	2,380
Dyne Therapeutics (1)	97,209	1,762
Insmed (1)	39,449	6,451
Ionis Pharmaceuticals (1)	59,812	4,491
Kodiak Sciences (1)	31,057	1,184
Kymera Therapeutics (1)	66,902	5,572
Madrigal Pharmaceuticals (1)	4,869	2,549
Mirum Pharmaceuticals (1)	28,639	2,646
Monte Rosa Therapeutics (1)	86,715	1,426
Natera (1)	44,118	8,823

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Neurocrine Biosciences (1)	22,234	2,929
Nuvalent, Class A (1)	33,620	3,444
Olema Pharmaceuticals (1)	35,195	525
ORIC Pharmaceuticals (1)	151,478	1,919
Praxis Precision Medicines (1)	18,001	5,800
Replimune Group (1)	247,190	1,891
Revolution Medicines (1)	65,447	6,365
Rhythm Pharmaceuticals (1)	21,178	1,842
Roivant Sciences (1)	160,423	4,444
Scholar Rock Holding (1)	98,058	4,820
Ultragenyx Pharmaceutical (1)	54,733	1,147
United Therapeutics (1)	5,114	3,032
Vaxcyte (1)	49,491	2,876
Vera Therapeutics (1)	69,095	2,780
Viridian Therapeutics (1)	60,563	1,185
Xencor (1)	87,116	1,051
		102,771
Health Care Equipment & Supplies 0.3%
Globus Medical, Class A (1)	29,443	2,537
Kestra Medical Technologies (1)(2)	73,231	1,459
		3,996
Health Care Providers & Services 3.8%
Billiontoone, Class A (1)(2)	13,552	1,070
BrightSpring Health Services (1)	204,640	8,720
Concentra Group Holdings Parent	245,202	5,259
Encompass Health	84,231	8,148
Guardant Health (1)	99,523	9,193
Quest Diagnostics	37,634	7,375
RadNet (1)	39,907	2,230
Tenet Healthcare (1)	92,044	17,370
		59,365
Life Sciences Tools & Services 1.1%
Charles River Laboratories International (1)	29,103	5,020
Medpace Holdings (1)	8,585	4,122
Repligen (1)	26,783	3,156
Revvity	55,747	4,884
		17,182
Pharmaceuticals 1.4%
Axsome Therapeutics (1)	22,906	3,872
Crinetics Pharmaceuticals (1)(2)	82,888	3,010
Elanco Animal Health (1)	158,276	3,788
Viatris	800,781	10,819

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
WaVe Life Sciences (1)	122,649	889
		22,378
Total Health Care		205,692
INDUSTRIALS & BUSINESS SERVICES 23.1%
Aerospace & Defense 5.1%
BWX Technologies	20,199	4,130
Carpenter Technology	20,758	8,182
Curtiss-Wright	11,899	8,105
FTAI Aviation	10,720	2,626
Hexcel	102,652	8,308
Karman Holdings (1)(2)	130,032	10,409
Rocket Lab (1)	90,168	5,791
Standardaero (1)	491,312	12,691
Textron	150,096	13,142
Woodward	15,253	5,459
		78,843
Building Products 0.9%
AZZ	25,319	3,168
Modine Manufacturing (1)	34,671	7,514
Owens Corning	36,259	3,924
		14,606
Construction & Engineering 2.5%
AECOM	33,106	2,808
API Group (1)	381,919	15,475
Comfort Systems	6,691	9,227
EMCOR Group	8,495	6,272
Primoris Services	34,759	4,972
		38,754
Electrical Equipment 4.2%
Acuity	43,927	12,309
Bloom Energy, Class A (1)	17,769	2,407
EnerSys	33,765	5,866
Hubbell	11,103	5,449
NEXTracker, Class A (1)	87,773	10,581
nVent Electric	108,491	12,832
Sensata Technologies Holding	290,564	10,234
Shoals Technologies Group, Class A (1)	284,604	1,873
Vicor (1)	19,887	3,202
		64,753
Ground Transportation 0.5%
Saia (1)	21,267	7,471
		7,471

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 7.3%
AGCO	49,086	5,688
Atmus Filtration Technologies	217,418	12,343
Blue Bird (1)	72,659	4,126
Esab	91,289	8,824
Fortive	145,408	8,038
Gates Industrial (1)	137,010	3,098
IDEX	24,647	4,672
JBT Marel	49,386	6,315
Middleby (1)	110,744	14,682
Mueller Industries	83,966	9,303
Pentair	121,673	10,599
RBC Bearings (1)	3,421	1,858
Snap-on	10,614	3,855
Stanley Black & Decker	44,693	3,176
Timken	43,179	4,343
Toro	63,227	5,908
Watts Water Technologies, Class A	22,564	6,550
		113,378
Passenger Airlines 0.3%
Southwest Airlines	126,049	4,736
		4,736
Professional Services 1.5%
Booz Allen Hamilton	33,791	2,637
First Advantage (1)	449,145	5,282
SS&C Technologies Holdings	96,830	6,543
Upwork (1)	600,156	6,577
Verra Mobility (1)	209,950	3,000
		24,039
Trading Companies & Distributors 0.8%
Applied Industrial Technologies	23,847	6,327
SiteOne Landscape Supply (1)	45,326	6,033
		12,360
Total Industrials & Business Services		358,940
INFORMATION TECHNOLOGY 16.2%
Communications Equipment 2.3%
Ciena (1)	35,456	13,765
Digi International (1)	95,308	4,594
Lumentum Holdings (1)	16,692	11,730
Viavi Solutions (1)	173,340	5,769
		35,858
Electronic Equipment, Instruments & Components 5.7%
Bel Fuse, Class B (2)	50,872	10,072

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Belden	91,252	10,478
Cognex	172,883	8,469
Coherent (1)	35,555	8,470
Fabrinet (1)	26,076	13,599
Flex (1)	128,229	8,394
Jabil	26,273	6,979
TD SYNNEX	19,466	3,284
Teledyne Technologies (1)	26,414	15,981
Zebra Technologies, Class A (1)	10,382	2,171
		87,897
Semiconductors & Semiconductor Equipment 4.5%
Astera Labs (1)	29,346	3,217
Entegris	80,657	9,456
Lattice Semiconductor (1)	135,535	12,572
MKS	56,511	12,987
Rambus (1)	141,090	12,138
SiTime (1)	6,607	2,282
Synaptics (1)	63,396	4,440
Teradyne	20,017	5,934
Tower Semiconductor (1)	40,300	7,072
		70,098
Software 2.4%
Appfolio, Class A (1)	25,426	4,013
CCC Intelligent Solutions Holdings (1)	820,675	4,924
Descartes Systems Group (1)	63,322	4,531
Gen Digital	235,895	4,442
HubSpot (1)	12,409	3,029
InterDigital	37,005	11,175
Pegasystems	42,838	1,823
PTC (1)	22,112	3,151
		37,088
Technology Hardware, Storage & Peripherals 1.3%
Everpure, Class A (1)	36	2
Sandisk (1)	32,602	20,713
		20,715
Total Information Technology		251,656
MATERIALS 5.5%
Chemicals 1.3%
Mosaic	122,418	3,122
NewMarket	4,010	2,570
RPM International	56,126	5,579
Sensient Technologies	16,657	1,440
Westlake Chemical	56,518	6,602
		19,313

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Construction Materials 0.3%
Knife River (1)	54,079	4,416
		4,416
Containers & Packaging 1.0%
Avery Dennison	10,428	1,801
International Paper	178,517	6,373
Packaging of America	36,338	7,711
		15,885
Metals & Mining 2.7%
Alamos Gold, Class A	137,525	6,110
Alcoa	58,406	3,874
Coeur Mining (1)	298,864	5,610
Ivanhoe Electric (1)	59,487	703
MP Materials (1)(2)	46,618	2,250
OR Royalties	103,436	3,933
Reliance Steel & Aluminum	37,275	11,328
Steel Dynamics	22,259	4,007
Warrior Met Coal	47,027	4,380
		42,195
Paper & Forest Products 0.2%
Louisiana-Pacific	43,127	3,138
		3,138
Total Materials		84,947
REAL ESTATE 4.7%
Health Care REITs 0.2%
Healthcare Realty Trust, REIT	172,779	2,935
		2,935
Industrial REITs 0.4%
Rexford Industrial Realty, REIT	181,858	5,952
		5,952
Office REITs 0.3%
Vornado Realty Trust, REIT	188,084	4,888
		4,888
Real Estate Management & Development 0.5%
Jones Lang LaSalle (1)	26,287	8,000
		8,000
Residential REITs 1.1%
Equity LifeStyle Properties, REIT	74,975	4,680
Essex Property Trust, REIT	10,234	2,477
Sun Communities, REIT	75,929	9,564
		16,721

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Retail REITs 0.9%
Brixmor Property Group, REIT	219,018	6,308
Federal Realty Investment Trust, REIT	22,769	2,418
Regency Centers, REIT	71,718	5,426
		14,152
Specialized REITs 1.3%
CubeSmart, REIT	137,969	5,057
EPR Properties, REIT	35,527	1,775
Lamar Advertising, Class A, REIT	73,305	9,285
Smartstop Self Storage, REIT (2)	123,462	3,738
		19,855
Total Real Estate		72,503
UTILITIES 2.1%
Electric Utilities 0.8%
Alliant Energy	106,821	7,666
Portland General Electric	78,231	4,128
		11,794
Gas Utilities 0.6%
National Fuel Gas	75,086	7,055
UGI	64,052	2,333
		9,388
Multi-Utilities 0.7%
Ameren	70,014	7,696
NiSource	73,655	3,436
		11,132
Total Utilities		32,314
Total Common Stocks (Cost $1,441,504)		1,547,215
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.60% (3)	4,688,057	4,688
Total Short-Term Investments (Cost $4,688)		4,688

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(4)	3,693,555	3,694
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		3,694
Total Securities Lending Collateral (Cost $3,694)		3,694
Total Investments in Securities 100.1% of Net Assets (Cost $1,449,886)		$1,555,597
Other Assets Less Liabilities (0.1%)		(1,368)
Net Assets 100.0%		$1,554,229

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2026.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$19,454	¤	¤	$3,694
	Total			$3,694^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,694.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE SMALL-MID CAP ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1075-054Q1
03/26